Financial instruments - Summary of Group's exposure to foreign currency risk based on notional amounts (Detail) - Currency risk € in Thousands, ¥ in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 CNY (¥)
USD
Disclosure of risks
Financial assets (liabilities)	$ (717,984)			$ 276,585
USD | Financial assets
Disclosure of risks
Financial assets	1,018,953			1,535,734
USD | Other non-current assets
Disclosure of risks
Financial assets	69			69
USD | Financial asset at fair value through other comprehensive income
Disclosure of risks
Financial assets	722,376			442,921
USD | Due from related parties - current
Disclosure of risks
Financial assets	71			103
USD | Trade receivables and contract assets
Disclosure of risks
Financial assets	48,807			39,575
USD | Other current assets
Disclosure of risks
Financial assets	12,025			7,806
USD | Cash and cash equivalents
Disclosure of risks
Financial assets	235,605			1,045,260
USD | Financial liabilities
Disclosure of risks
Financial liabilities	(2,488,048)			(1,492,159)
USD | Loans and borrowings - non-current
Disclosure of risks
Financial liabilities	(351,691)			(198,028)
USD | Debt securities issued - non-current
Disclosure of risks
Financial liabilities	(1,425,663)			(467,354)
USD | Lease obligations - non-current
Disclosure of risks
Financial liabilities	(189,174)			(1,287)
USD | Other non-current liabilities
Disclosure of risks
Financial liabilities	(38,281)			(37,041)
USD | Loans and borrowings - current
Disclosure of risks
Financial liabilities	(104,210)			(91,476)
USD | Debt securities issued - current
Disclosure of risks
Financial liabilities	(101,520)			(501,154)
USD | Lease obligations - current
Disclosure of risks
Financial liabilities	(25,970)			(60)
USD | Other current liabilities
Disclosure of risks
Financial liabilities	(4,420)
USD | Trade and other payables - current
Disclosure of risks
Financial liabilities	(245,818)			(194,302)
USD | Due to related parties
Disclosure of risks
Financial liabilities	(1,301)			(1,457)
USD | Financial liabilities defined as hedging instruments
Disclosure of risks
Financial assets (liabilities)	3,003			6,582
USD | Participating cross currency swap and FX swap contracts
Disclosure of risks
Financial assets (liabilities)	787,218			(23,572)
USD | Currency forward contracts
Disclosure of risks
Financial assets (liabilities)	$ (39,110)			$ 250,000
EUR
Disclosure of risks
Financial assets (liabilities) | €		€ (27,095)			€ (409,681)
EUR | Financial assets
Disclosure of risks
Financial assets | €		857,784			499,408
EUR | Other non-current assets
Disclosure of risks
Financial assets | €		11			11
EUR | Financial asset at fair value through other comprehensive income
Disclosure of risks
Financial assets | €		247,977			43,369
EUR | Trade receivables and contract assets
Disclosure of risks
Financial assets | €		14,286			23,748
EUR | Other current assets
Disclosure of risks
Financial assets | €		2,067			2,552
EUR | Cash and cash equivalents
Disclosure of risks
Financial assets | €		593,443			429,728
EUR | Financial liabilities
Disclosure of risks
Financial liabilities | €		(855,401)			(1,012,511)
EUR | Loans and borrowings - non-current
Disclosure of risks
Financial liabilities | €		(513,400)			(581,532)
EUR | Lease obligations - non-current
Disclosure of risks
Financial liabilities | €		(6,850)			(8,264)
EUR | Loans and borrowings - current
Disclosure of risks
Financial liabilities | €		(284,293)			(340,089)
EUR | Lease obligations - current
Disclosure of risks
Financial liabilities | €		(1,174)			(1,272)
EUR | Other current liabilities
Disclosure of risks
Financial liabilities | €		(4,908)			(9,247)
EUR | Trade and other payables - current
Disclosure of risks
Financial liabilities | €		(44,776)			(72,107)
EUR | Financial liabilities defined as hedging instruments
Disclosure of risks
Financial assets (liabilities) | €		102,523			115,662
EUR | Participating cross currency swap and FX swap contracts
Disclosure of risks
Financial assets (liabilities) | €		€ (132,001)			€ (12,240)
CNY
Disclosure of risks
Financial assets (liabilities) | ¥			¥ (2,012,176)			¥ (589,023)
CNY | Financial assets
Disclosure of risks
Financial assets | ¥						213,954
CNY | Other current assets
Disclosure of risks
Financial assets | ¥						2
CNY | Cash and cash equivalents
Disclosure of risks
Financial assets | ¥						213,952
CNY | Financial liabilities
Disclosure of risks
Financial liabilities | ¥			(2,145,872)			(1,161,067)
CNY | Loans and borrowings - non-current
Disclosure of risks
Financial liabilities | ¥			(1,309,560)			(773,392)
CNY | Loans and borrowings - current
Disclosure of risks
Financial liabilities | ¥			(191,528)			(130,358)
CNY | Trade and other payables - current
Disclosure of risks
Financial liabilities | ¥			(644,784)			(257,317)
CNY | Participating cross currency swap and FX swap contracts
Disclosure of risks
Financial assets (liabilities) | ¥			¥ 133,696			¥ 358,090